FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING
FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING

During April 2011, in connection with the IPO, we issued (i) to Golar 23,127,254 common units and 15,949,831 subordinated units, representing a 98% limited partner interest in us, in exchange for Golar’s existing 98% limited partner interest in us; and (ii) to Golar GP LLC, a wholly owned subsidiary of Golar and our general partner (“General Partner”), a 2% general partner interest in us; and (iii) to the General Partner and another wholly-owned subsidiary of Golar an aggregate of 100% of the incentive distribution rights (“IDRs”). Golar sold 13,800,000 common units to the public in the IPO and received gross proceeds of $310.5 million.

Rights and Obligations of Partnership Units

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Common units. Common units represent limited partner interests in us. During the subordination period, the common units had preferential distribution and liquidation rights over the subordinated units as described in note 29. Each outstanding common unit is entitled to one vote on matters subject to a vote of common unitholders. However, if at any time, any person or group owns beneficially more than 4.9% or more of any class of units outstanding, any such units owned by that person or group in excess of 4.9% may not be voted (except for purposes of nominating a person for election to our board). The voting rights of any such common unitholder in excess of 4.9% will effectively be redistributed pro rata among the other common unitholders holding less than 4.9% of the voting power of such class of units. The General Partner, its affiliates and persons who acquired common units with the prior approval of the board of directors will not be subject to this 4.9% limit except with respect to voting their common units in the election of the four elected directors.

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Subordinated units. Subordinated units represented limited partner interests in us. Subordinated units had limited voting rights and most notably were excluded from voting in the election of the elected directors. During the subordination period, the common units had preferential distribution rights to the subordinated units (see note 29). The subordination period ended on June 30, 2016, on which date all our subordinated units, which were 100% held by Golar, converted to common units.

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General Partner units. There is a limitation on the transferability of the general partner interest such that the General Partner may not transfer all or any part of its general partner interest to another person (except to an affiliate of the General Partner or another entity as part of the merger or consolidation of the General Partner with or into another entity or the transfer by the General Partner of all or substantially all of its assets to another entity) prior to March 31, 2021 without the approval of the holders of at least a majority of the outstanding common units, excluding common units held by the General Partner and its affiliates. The general partner units are not entitled to vote in the election of the four elected directors. However, the General Partner in its sole discretion appoints three of the seven board directors.

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IDRs. The IDRs are non-voting and represent rights to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved, as described in note 29. Pursuant to the Second Amended and Restated Agreement of Limited Partnership, the IDRs interest are transferable without unitholder approval.

Omnibus Agreement

In connection with the IPO, we entered into Omnibus agreement with Golar, the General Partner and others governing, among others:

•	To what extent we and Golar may compete with each other;

•	Certain rights of first offer on certain FSRUs and LNG carriers operating under charters for five or more years; and

•	The provision of certain indemnities to us by Golar.

Details of other agreements and transactions relevant to the three years ended December 31, 2016 are described in note 25.